CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Sales, net of business tax, value-added tax and related surcharges
Online education services	$ 88,657	$ 80,545	$ 58,573
Books and reference materials	6,873	6,392	5,129
Others	12,647	10,259	7,658
Total net revenues	108,177	97,196	71,360
Cost of sales
Cost of services	(41,043)	(35,187)	(27,073)
Cost of tangible goods sold	(3,300)	(4,616)	(2,844)
Total cost of sales	(44,343)	(39,803)	(29,917)
Gross profit	63,834	57,393	41,443
Operating expenses
Selling expenses	(24,186)	(21,445)	(15,673)
General and administrative expenses	(13,211)	(11,645)	(9,806)
Total operating expenses	(37,397)	(33,090)	(25,479)
Other operating income	224	253	59
Operating income (loss)	26,661	24,556	16,023
Interest income	3,513	2,964	1,415
Interest expense	(464)	(291)
Exchange gain/(loss)	737	232	(77)
Income before income taxes	30,447	27,461	17,361
Less: Income tax expense	(5,874)	(4,052)	(3,797)
Net income	$ 24,573	$ 23,409	$ 13,564
Net income attributable to ordinary shareholders
Basic	$ 0.17	$ 0.17	$ 0.10
Diluted	$ 0.17	$ 0.17	$ 0.10
Weighted average shares used in calculating net income per share
Basic	142,720,838	139,613,967	135,174,562
Diluted	143,767,990	140,497,204	136,399,233